CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	6 Months Ended
Jun. 30, 2022
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

4.CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of interim financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year to date basis. Actual results may differ from these estimates.